19. SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Jun. 30, 2013	Sep. 30, 2012
Subsequent Events [Abstract]
19. SUBSEQUENT EVENTS

The Company evaluates subsequent events, for the purpose of adjustment or disclosure, up through the date the financial statements are available.

Subsequent to June 30, 2013, the following material transactions occurred:

On July 3, 2013, the Company filed a registration statement on Form S-1 covering 70,300,000 shares. The common stock being registered for resale consists of (i) 52,300,000 shares of common stock issued to Special Situations and forty other accredited investors (collectively, the “Investors”) pursuant to a Private Placement which closed June 14, 2013; and (ii) 18,000,000 shares of common stock issuable upon exercise of a portion of the five-year Warrants to purchase shares of common stock at $0.15 per share issued as part of the above-referenced Private Placement.

At a special meeting of shareholders held on August 9, 2013 the stockholders of the Company approved of an increase in the authorized shares of common stock from 200,000,000 to 500,000,000 and thereafter to amend the articles of the Company to reflect this change in share authorization.

The Company evaluated subsequent events, for the purpose of adjustment or disclosure, up through the date the financial statements were issued.

As of November 13, 2012, 4,512,603 shares of the Company’s common stock have been issued to Ascendiant upon conversion of $200,000 of the convertible debentures and interest of $25,630 at an average of $0.05 per share.

As of November 13, 2012, the Company has issued to Ascendiant 6,358,933 shares for $483,141 or $.076 per shares under the Securities Purchase Agreement dated June 17, 2011.